Schedule of Investments(a)
July 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.91%
Aerospace & Defense–9.09%
Axon Enterprise, Inc.(b)	191,220	$144,464,798
Curtiss-Wright Corp.	183,853	90,128,418
Embraer S.A., ADR (Brazil)(c)	836,011	48,137,513
HEICO Corp.(c)	303,473	99,174,976
Howmet Aerospace, Inc.	937,996	168,623,541
Karman Holdings, Inc.(b)	624,667	32,295,284
		582,824,530
Application Software–7.73%
Circle Internet Group, Inc.(b)(c)	120,577	22,128,291
Figma, Inc., Class A	76,068	8,785,854
Guidewire Software, Inc.(b)	394,034	89,138,371
Nutanix, Inc., Class A(b)	494,769	37,191,786
Palantir Technologies, Inc., Class A(b)	926,115	146,650,310
Q2 Holdings, Inc.(b)	462,118	37,523,982
Samsara, Inc., Class A(b)(c)	818,936	31,144,136
ServiceTitan, Inc.(b)	388,253	45,313,008
Tyler Technologies, Inc.(b)	132,902	77,689,193
		495,564,931
Asset Management & Custody Banks–1.98%
Ares Management Corp., Class A(c)	682,291	126,585,449
Automotive Retail–2.15%
AutoZone, Inc.(b)	18,472	69,609,515
Carvana Co.(b)(c)	174,329	68,017,946
		137,627,461
Biotechnology–2.42%
Alnylam Pharmaceuticals, Inc.(b)	235,412	92,338,003
Natera, Inc.(b)	471,490	63,019,353
		155,357,356
Broadline Retail–1.33%
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	623,475	85,185,389
Building Products–0.50%
Lennox International, Inc.	52,499	31,971,891
Cargo Ground Transportation–0.81%
XPO, Inc.(b)(c)	431,154	51,863,515
Construction & Engineering–5.68%
Comfort Systems USA, Inc.	145,403	102,261,930
EMCOR Group, Inc.	123,978	77,794,955
MasTec, Inc.(b)	304,484	57,611,418
Quanta Services, Inc.	311,516	126,515,993
		364,184,296
Construction Machinery & Heavy Transportation Equipment– 0.88%
Wabtec Corp.	293,305	56,329,225
Consumer Staples Merchandise Retail–0.66%
BJ’s Wholesale Club Holdings, Inc.(b)	396,356	41,974,100
Shares		Value
Education Services–1.12%
Duolingo, Inc.(b)	207,931	$72,058,488
Electric Utilities–1.08%
NRG Energy, Inc.	413,819	69,190,537
Electrical Components & Equipment–1.79%
Vertiv Holdings Co., Class A	787,388	114,643,693
Electronic Manufacturing Services–2.07%
Flex Ltd.(b)	2,663,542	132,830,840
Environmental & Facilities Services–0.19%
Republic Services, Inc.	53,910	12,434,342
Financial Exchanges & Data–3.30%
Nasdaq, Inc.	1,072,279	103,174,685
Tradeweb Markets, Inc., Class A	783,888	108,607,683
		211,782,368
Food Retail–1.06%
Casey’s General Stores, Inc.	130,096	67,666,833
Health Care Distributors–1.90%
Cencora, Inc.	426,641	122,053,457
Health Care Equipment–1.35%
Insulet Corp.(b)	300,857	86,767,159
Health Care Facilities–2.98%
Encompass Health Corp.	1,050,708	115,693,458
Tenet Healthcare Corp.(b)	468,547	75,567,260
		191,260,718
Health Care Services–0.96%
Labcorp Holdings, Inc.	237,101	61,665,228
Hotels, Resorts & Cruise Lines–5.40%
Hilton Worldwide Holdings, Inc.	703,007	188,462,117
Royal Caribbean Cruises Ltd.(c)	241,993	76,922,315
Viking Holdings Ltd.(b)(c)	1,376,810	80,846,283
		346,230,715
Independent Power Producers & Energy Traders–1.59%
Vistra Corp.	489,955	102,175,216
Industrial Machinery & Supplies & Components–1.26%
ITT, Inc.	474,675	80,675,763
Insurance Brokers–0.76%
Ryan Specialty Holdings, Inc., Class A(c)	800,737	48,997,097
Interactive Home Entertainment–1.18%
Roblox Corp., Class A(b)	333,912	46,009,734
Take-Two Interactive Software, Inc.(b)	133,246	29,677,882
		75,687,616
Internet Services & Infrastructure–3.24%
Cloudflare, Inc., Class A(b)	725,000	150,568,000
GoDaddy, Inc., Class A(b)	351,530	56,800,217
		207,368,217
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Mid Cap Growth Fund

Shares		Value
Investment Banking & Brokerage–4.74%
Evercore, Inc., Class A	317,694	$95,670,371
LPL Financial Holdings, Inc.	297,824	117,857,892
Robinhood Markets, Inc., Class A(b)	873,589	90,023,346
		303,551,609
Leisure Facilities–1.00%
Planet Fitness, Inc., Class A(b)	585,897	63,974,093
Managed Health Care–0.56%
HealthEquity, Inc.(b)	371,448	36,030,456
Movies & Entertainment–1.12%
Spotify Technology S.A. (Sweden)(b)	36,637	22,954,546
TKO Group Holdings, Inc.	289,538	48,645,279
		71,599,825
Oil & Gas Equipment & Services–0.72%
TechnipFMC PLC (United Kingdom)	1,268,913	46,150,366
Oil & Gas Storage & Transportation–1.78%
Cheniere Energy, Inc.	353,217	83,316,826
Targa Resources Corp.	183,127	30,474,164
		113,790,990
Other Specialty Retail–1.75%
Chewy, Inc., Class A(b)	1,853,849	68,036,258
Ulta Beauty, Inc.(b)	85,338	43,949,924
		111,986,182
Real Estate Services–1.45%
CBRE Group, Inc., Class A(b)	595,359	92,721,211
Research & Consulting Services–1.30%
Verisk Analytics, Inc.	298,885	83,302,238
Restaurants–5.24%
Darden Restaurants, Inc.	451,932	91,141,126
DoorDash, Inc., Class A(b)	470,490	117,740,123
Dutch Bros, Inc., Class A(b)	829,207	49,147,099
Texas Roadhouse, Inc.	419,345	77,633,340
		335,661,688
Semiconductors–5.10%
Credo Technology Group Holding Ltd.(b)	416,303	46,438,600
MACOM Technology Solutions Holdings, Inc.(b)	648,087	88,878,651
Microchip Technology, Inc.	1,240,226	83,826,875
Shares		Value
Semiconductors–(continued)
Monolithic Power Systems, Inc.	151,459	$107,723,699
		326,867,825
Steel–1.19%
Carpenter Technology Corp.	306,196	76,362,220
Systems Software–3.79%
Check Point Software Technologies Ltd. (Israel)(b)	171,913	32,010,201
CyberArk Software Ltd.(b)	252,482	103,888,768
Rubrik, Inc., Class A(b)	341,600	32,434,920
Zscaler, Inc.(b)	260,957	74,518,881
		242,852,770
Trading Companies & Distributors–1.59%
Fastenal Co.	2,214,419	102,151,148
Transaction & Payment Processing Services–1.12%
Toast, Inc., Class A(b)(c)	1,475,381	72,057,608
Total Common Stocks & Other Equity Interests (Cost $4,483,658,532)		6,212,016,659
Money Market Funds–3.59%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e)	80,513,659	80,513,659
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	149,525,861	149,525,861
Total Money Market Funds (Cost $230,039,520)		230,039,520
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.50% (Cost $4,713,698,052)		6,442,056,179
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.73%
Invesco Private Government Fund, 4.32%(d)(e)(f)	84,005,555	84,005,555
Invesco Private Prime Fund, 4.46%(d)(e)(f)	219,183,146	219,226,983
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $303,232,538)		303,232,538
TOTAL INVESTMENTS IN SECURITIES–105.23% (Cost $5,016,930,590)		6,745,288,717
OTHER ASSETS LESS LIABILITIES—(5.23)%		(335,362,794)
NET ASSETS–100.00%		$6,409,925,923
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Mid Cap Growth Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$66,573,046	$660,497,403	$(646,556,790)	$-	$-	$80,513,659	$1,977,984
Invesco Liquid Assets Portfolio, Institutional Class	-	-	-	-	-	-	5,655
Invesco Treasury Portfolio, Institutional Class	123,636,150	1,226,638,034	(1,200,748,323)	-	-	149,525,861	3,640,116
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	61,523,131	805,078,333	(782,595,909)	-	-	84,005,555	2,296,432*
Invesco Private Prime Fund	194,247,109	1,650,275,551	(1,625,291,264)	-	(4,413)	219,226,983	6,198,564*
Total	$445,979,436	$4,342,489,321	$(4,255,192,286)	$-	$(4,413)	$533,272,058	$14,118,751

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$6,212,016,659	$—	$—	$6,212,016,659
Money Market Funds	230,039,520	303,232,538	—	533,272,058
Total Investments	$6,442,056,179	$303,232,538	$—	$6,745,288,717
Invesco Discovery Mid Cap Growth Fund